Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 70% Portfolio	Apr. 30, 2025
VIP FundsManager 70% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.87%
Past 5 years	7.56%
Past 10 years	7.45%
VIP FundsManager 70% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	10.68%
Past 5 years	7.40%
Past 10 years	7.29%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F0902
Average Annual Return:
Past 1 year	11.93%
Past 5 years	7.54%
Past 10 years	7.61%